SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
Summary of equity incentive plans

	DSU	RSU	SAR	FSO
					Weighted
	Outstanding	Outstanding	Outstanding	Outstanding	Average
	DSUs	RSUs	SARs	FSOs	Exercise
	(Number of	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2024	225,154	498,000	—	1,777,438	8.43
Granted	—	200,000	—	185,000	6.47
Exercised	(198,481)	(418,000)	—	(156,107)	3.46
Expired	—	—	—	(78,400)	4.02
Forfeited / Cancelled	(7)	—	—	(125,585)	9.53
Balance as at December 31, 2024	26,666	280,000	—	1,602,346	8.81

Balance as at January 1, 2025	26,666	280,000	1,329,082	1,602,346	8.81
Granted	—	—	306,829	—	—
Exercised	—	(180,000)	—	(35,000)	2.30
Expired	—	—	—	(622,858)	7.83
Forfeited / Cancelled	—	—	(68,552)	(67,312)	8.41
Balance as at December 31, 2025	26,666	100,000	1,567,359	877,176	9.71

Summary of outstanding share options

The following table summarizes information about the outstanding share options as at December 31, 2025:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	20,000	10	4.68	10,000	4.68
5.01 - 8.62	466,888	3	7.69	394,418	7.71
8.63 - 15.00	388,736	5	12.29	388,726	12.29
15.01 - 33.30	1,552	0	33.30	1,552	33.30
	877,176	4	9.71	794,696	9.96

The following table summarizes information about the outstanding share options as at December 31, 2024:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	FSOs	Remaining	Exercise	FSOs	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	40,000	5	3.49	20,000	2.30
5.01 - 8.62	1,131,081	3	7.72	928,552	7.79
8.63 - 15.00	429,713	6	12.10	429,702	12.10
15.01 - 33.30	1,552	1	33.30	1,552	33.30
	1,602,346	4	8.81	1,379,806	9.08

Summary of liabilities arising from the SARs

	As at	As at
	December 31,	December 31,
	2025	2024
Total carrying amount of liabilities for SARs	594	—

Summary of measurement of the fair values at the measurement date of the SARs

As at
December 31,
2025
Expected dividend yield (%)	0.00
Expected share price volatility (%)	63.31 - 66.00
Risk-free interest rate (%)	3.73
Expected life of options (years)	5.00
Share price (CAD)	2.88
Forfeiture rate (%)	0.00